Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Financials Portfolio - VIP Financials Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883